Income tax incurred and deferred: (Details 3) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Beginning Balances	$ 1,456,020	$ 1,523,722
Proceeds from asset tax recovery		34,090
Tax charged or credited in the comprehesive income statement		(101,792)
Increase (decrease) in deferred tax liability (asset)		(67,702)
Ending Balances	3,033,930	1,456,020
Provision for load portfolio impairment
Beginning Balances	(33,930)	(31,576)
Proceeds from asset tax recovery
Tax charged or credited in the comprehesive income statement		(2,354)
Increase (decrease) in deferred tax liability (asset)	(10,986)	(2,354)
Ending Balances	(44,916)	(33,930)
Concessioned assets
Beginning Balances	1,672,641	1,766,981
Proceeds from asset tax recovery
Tax charged or credited in the comprehesive income statement		(94,340)
Increase (decrease) in deferred tax liability (asset)	(261,412)	(94,340)
Ending Balances	2,858,318	1,672,641
Recoverable asset tax
Beginning Balances	(152,785)	(186,875)
Proceeds from asset tax recovery	152,785	34,090
Tax charged or credited in the comprehesive income statement
Increase (decrease) in deferred tax liability (asset)	0	34,090
Ending Balances	0	(152,785)
Other
Beginning Balances	(29,906)	(24,808)
Proceeds from asset tax recovery
Tax charged or credited in the comprehesive income statement		(5,098)
Increase (decrease) in deferred tax liability (asset)	(20,352)	(5,098)
Ending Balances	$ 177,953	$ (29,906)